Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent events
Subsequent events
28	Subsequent events

The Group evaluated subsequent events from December 31, 2024 through the date when the consolidated financial statements were issued, and concluded that no subsequent events have occurred that would require recognition or disclose in the consolidated financial statements other than discussed below.

On November 29, 2024, the Company entered into a definitive agreement and plan of merger (the “DWM Merger Agreement”) with Overlord Merger Sub Ltd. (“Merger Sub”), a Cayman Islands exempted company and a direct, wholly owned subsidiary of the Company and Amber DWM Holding Limited (“Amber DWM”), a Cayman Islands exempted company and the holding entity of Amber Group’s digital wealth management business, known as Amber Premium (“Amber Premium”). Pursuant to the DWM Merger Agreement, Merger Sub will merge with and into Amber DWM, with Amber DWM continuing as the surviving entity and becoming a wholly-owned subsidiary of the Company (the “Merger”), and the shareholders of Amber DWM will exchange all of the issued and outstanding share capital of Amber DWM for a mixture of newly issued Class A and Class B ordinary shares of the Company on the terms and conditions set forth therein in a transaction exempt from the registration requirements under the Securities Act of 1933. Immediately before consummation of the Merger, the Company will change its name to “Amber International Holding Limited” and adopt the tenth amended and restated memorandum and articles of association. Upon consummation of the Merger, Amber DWM will become a wholly-owned subsidiary of the Company. On March 12, 2025, the Merger closed and the company name was changed from “iClick Interactive Asia Group Limited” to “Amber International Holding Limited”, effective on March 12, 2025. In addition, ADSs began trading under the new ticker symbol “AMBR” on the Nasdaq effective on March 13, 2025. Upon completion of the Merger, 408,298,700 shares have been issued to the shareholders of Amber DWM.

28	Subsequent events (Continued)

The following summarized the financial figures of Amber DWM for the first half of 2024, second half of 2024 and the year ended December 31, 2024 that have been considered by the board of directors of the Company before closing the Merger.

	Six-month	Six-month
	period ended	period ended	Year ended
(US$ in thousands)	June 30, 2024	December 31, 2024	December 31, 2024
Revenue	19,021	23,411	42,432
Gross profit	12,003	14,641	26,644
Operating profit	1,058	4,077	5,135